November 1, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:    Mr. Mark Cowan
         Document Control - EDGAR

                  RE:   RiverSource Variable Portfolio - Income Series, Inc.
                             RiverSource Variable Portfolio - Core Bond Fund RiverSource Variable Portfolio - Diversified Bond
                                          Fund
                             RiverSource Variable Portfolio - Global Bond Fund RiverSource Variable Portfolio - Global Inflation
                                          Protected Securities Fund
                             RiverSource Variable Portfolio - High Yield Bond
                                          Fund
                             RiverSource Variable Portfolio - Income
                                          Opportunities Fund
                             RiverSource Variable Portfolio - Short Duration
                                          U.S. Government Fund

                  Post-Effective Amendment No. 55
                  File No. 2-73113/811-3219

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced Funds do not differ from that contained in Registrant's Post-Effective Amendment No. 55 (Amendment). This Amendment was filed electronically on October 26, 2006.

If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
---------------------------
    Christopher O. Petersen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.